COLUMBUS FUNDS, INC.

                           COLUMBUS LOW DURATION FUND
                           COLUMBUS INTERMEDIATE FUND
                               COLUMBUS CORE FUND
                             COLUMBUS CORE PLUS FUND
                       COLUMBUS CORPORATE OPPORTUNITY FUND

                              PROSPECTUS SUPPLEMENT
                             DATED FEBRUARY 18, 2005

FUNDS AVAILABLE

The Company is currently offering shares of the Columbus Corporate Opportunity Fund, Columbus Core Fund and Columbus Core Plus Fund to investors. Shares of the Columbus Low Duration Fund and Columbus Intermediate Fund are not currently being offered.